DOCUMENT AND ENTITY INFORMATION DOCUMENT AND ENTITY INFORMATION	Aug. 25, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 25, 2026
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false